Business acquisition - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 15, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Business Acquisition [Line Items]
Kentucky termination costs		$ 43,808	$ 3,535	$ 46,527	$ 4,075
Kentucky Power Company and AEP Kentucky Transmission Company, Inc.
Business Acquisition [Line Items]
Kentucky termination costs		$ 43,808		$ 46,527
Deerfield II Wind Facility
Business Acquisition [Line Items]
Ownership interest acquired (percent)	50.00%
Total purchase price	$ 23,142
Tax equity funding	98,955
Debt repaid upon maturity	$ 158,550